Supplement dated October 24, 2014

to the Prospectus dated May 1, 2014

for

Retirement Protector

Issued by

Horace Mann Life Insurance Company

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

This supplement updates certain information contained in the above listed prospectus. You should read this supplement carefully and keep it with your prospectus for future reference. You may obtain an additional copy of the prospectus by writing to 1 Horace Mann Plaza, Springfield, IL 62715 or view the prospectus by going to our Website at horacemann.com and clicking on “Financial Services,” “Annuities.” All capitalized terms used in this supplement have the same meaning as provided in the prospectus.

This supplement provides You with updated information relating to changes being made to certain Underlying Funds.

The following change is made to the list of Underlying Funds on page 1 of the prospectus:

Effective October 24, 2014, the share class on the following funds will change from Signal Shares to Admiral Shares:

Vanguard 500 Index Fund

Vanguard Extended Market Index Fund

Vanguard Small-Cap Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard REIT Index Fund

Vanguard Total Bond Market Index Fund

The last sentence on page 1 of the prospectus is changed to read as follows:

Vanguard and Admiral are trademarks of The Vanguard Group, Inc.

The following change is made to the list of Underlying Funds in the “Summary, What are my investment choices?” section of the prospectus:

Effective October 24, 2014, the share class on the following funds will change from Signal Shares to Admiral Shares:

Vanguard 500 Index Fund

Vanguard Extended Market Index Fund

Vanguard Small-Cap Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard REIT Index Fund

Vanguard Total Bond Market Index Fund

The following change is made to the table of Underlying Funds in the “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and the Underlying Funds – The Underlying Funds” section of the prospectus:

Effective October 24, 2014, the share class on the following funds will change from Signal Shares to Admiral Shares:

Vanguard 500 Index Fund

Vanguard Extended Market Index Fund

Vanguard Small-Cap Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard REIT Index Fund

Vanguard Total Bond Market Index Fund

The following change is made to the “Condensed Financial Information” appendix to the prospectus:

Effective October 24, 2014, the share class on the following funds will change from Signal Shares to Admiral Shares:

Vanguard 500 Index Fund

Vanguard Extended Market Index Fund

Vanguard Small-Cap Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard REIT Index Fund

Vanguard Total Bond Market Index Fund

If You have any questions regarding this Supplement, please contact Your registered representative or Our Home Office at 800-999-1030.